UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: July 31, 2018

Date of reporting period: January 31, 2018

Item 1.	Reports to Stockholders.

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

The Advisors’ Inner Circle Fund III

SGA International Equity Fund

SEMI-ANNUAL REPORT

January 31, 2018

Investment Adviser:

Strategic Global Advisors, LLC

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL EQUITY FUND
JANUARY 31, 2018 (UNAUDITED)

The Fund files its complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to Fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most-recent 6-month period ended June 30, is available: (i) without charge, upon request, by calling 1-866-778-6397; and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL EQUITY FUND
JANUARY 31, 2018 (UNAUDITED)

Dear Shareholders,

We are pleased to present the semi-annual report for the SGA International Equity Fund. The following commentary covers the six months from August 1, 2017 – January 31, 2018.

Performance Review

The SGA International Equity Fund Institutional Class Shares returned 9.30% for the six-months ending January 31, 2018, versus the MSCI EAFE Index (Net) benchmark return of 12.14%.

Global equity markets advanced to new highs in 2017, as synchronized global growth accelerated and monetary policy remained accommodative in a low inflationary environment. International stocks, as measured by the MSCI EAFE Net Index, delivered positive performance as economic growth remained strong. In this environment, the SGA International Equity Fund also delivered positive returns, but modestly underperformed the benchmark.

From a sector perspective, stock selection in Financials and Consumer Staples had the largest positive impact, while selection in Health Care and Information Technology detracted from relative returns. In Information Technology, two of the larger negative contributors included Nokia (-22.90%) and Japanese online job search provider Mixi (-18.91%). In Health Care, two Japanese companies contributed to the underperformance: medical equipment manufacturer Hoya Corp. (-9.08%); and pharmaceutical firm Mitsubishi Tanabe (-10.11%). In Financials, Netherlands-based ABN AMRO (+23.30%) and UK-based private equity firm 3i Group (+8.30%) were the larger contributors.

Stock selection in Germany and the Netherlands was the largest positive contributor to fund performance, while selection in Japan, the U.K., and France detracted from relative returns. In the U.K., advertising and media firm WPP (-9.37%) and pharmaceutical provider GlaxoSmithKline (-3.41%) were among the larger negative contributors. In France, pharmaceutical provider Sanofi (-6.90%) also contributed to the underperformance. The larger positive contributors in Germany included specialty chemicals manufacturer Covestro AG (+49.07%) and auto components manufacturer Continental AG (+34.06%).

Within SGA’s alpha model, the Growth and Sentiment categories of stock selection factors were strong, the Valuation category was roughly neutral, and the Quality category was a modest negative contributor for the period.

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL EQUITY FUND
JANUARY 31, 2018 (UNAUDITED)

Portfolio Structure

Active sector weightings are generally a result of our bottom-up stock selection process. Through our risk management and portfolio construction process, we generally keep sector weights fairly close to the MSCI EAFE benchmark, and modest sector over- and under-weights are a result of stock specific factors. As of January 31, 2018, all sectors were within +/- 210 basis points of the benchmark, with the largest overweight in Information Technology and largest underweight in Utilities.

Market Outlook

Equity markets entered 2018 with renewed confidence in global growth and corporate profit expectations. Despite rising market valuations, signs of euphoria or over-extended forecasts remain at bay. Investors’ focus on fundamentals appears healthy at this stage of the bull market cycle. The Boston Consulting Group recently released its annual investor sentiment survey, which found that nearly half of survey respondents were pessimistic about global equity markets for 2018, citing market valuations as the primary reason. However, our analysis shows that within the MSCI World Index, earnings growth and a weaker U.S. dollar were the primary drivers of returns for the year, rather than expansion in valuation multiples.

From a geographic perspective, SGA maintains a positive outlook for emerging market equities. Emerging markets continue to offer strong earnings growth opportunities at relatively attractive valuations. Surveys show that investors commonly associate emerging market economies with industries such as commodities and manufacturing. The reality is that emerging market economies are now much more diversified. The shift in emerging market economies towards innovation and higher value-add goods and services has made the Information Technology sector the largest sector in the MSCI Emerging Markets Index. Despite a rally in emerging market stocks in 2017, these stocks still trade at large discounts to their developed counterparts, which we find attractive.

Past performance is no guarantee of future results. This material represents an assessment of the market environment at a specific point in tie and is not intended to be a forecast of future events or a guarantee of future performance. This information should not be relied upon by the reader as research or investment advice regarding the funds or any stock in particular.

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL EQUITY FUND
JANUARY 31, 2018 (UNAUDITED)

SECTOR WEIGHTINGS†

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 100.2%
	Shares	Value

Australia — 5.8%
Aristocrat Leisure	700	$13,481
Caltex Australia	390	10,927
Dexus Property Group ‡	1,140	8,754
Fortescue Metals Group	3,430	13,709
Harvey Norman Holdings	2,570	9,361
LendLease Group	670	8,552
Macquarie Group	260	21,607
Origin Energy *	1,130	8,505
Ramsay Health Care	140	7,711
Rio Tinto	310	19,196

		121,803

Austria — 0.5%
OMV	160	10,302

Belgium — 1.9%
KBC Group	280	26,907
UCB	150	13,074

		39,981

Brazil — 0.2%
Qualicorp	500	4,801

Canada — 2.0%
Canadian Imperial Bank of Commerce	130	12,879
Constellation Software	11	7,111

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL EQUITY FUND
JANUARY 31, 2018 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value

Canada — (continued)
Dollarama	65	$8,888
Manulife Financial, Cl Common Subscription Receipt	400	8,488
National Bank of Canada	100	5,190

		42,556

China — 1.0%
NetEase ADR	63	20,170

Denmark — 2.9%
Danske Bank	875	35,543
Novo Nordisk, Cl B	120	6,674
Pandora	160	15,171
Vestas Wind Systems	70	4,776

		62,164

Finland — 1.4%
Nokia	2,550	12,274
UPM-Kymmene	530	17,859

		30,133

France — 9.3%
Atos	85	13,403
AXA	770	25,329
BNP Paribas	190	15,711
Klepierre ‡	570	26,036
LVMH Moet Hennessy Louis Vuitton	46	14,426
Renault	70	7,698
Safran	310	35,000
Sanofi	350	30,905
Thales	110	12,341
TOTAL	80	4,632
Valeo	150	11,826

		197,307

Germany — 9.2%
Allianz	100	25,266
Bayer	50	6,544
Bayerische Motoren Werke	300	34,256
Continental	71	21,306
Covestro (A)	240	27,586
Deutsche Lufthansa	300	10,705
Deutsche Telekom	460	8,067

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL EQUITY FUND
JANUARY 31, 2018 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value

Germany — (continued)
HOCHTIEF	60	$10,839
RWE *	390	7,805
SAP	140	15,788
Siemens	115	17,442
TUI	390	8,821

		194,425

Hong Kong — 3.6%
BOC Hong Kong Holdings	1,000	5,107
China Shenhua Energy	3,000	9,338
CK Hutchison Holdings	500	6,750
Galaxy Entertainment Group *	1,000	8,859
HKT Trust & HKT, Cl Miscellaneous	3,000	3,739
Kingboard Chemical Holdings	1,500	8,255
Nine Dragons Paper Holdings	3,000	4,671
Power Assets Holdings	1,000	8,891
WH Group (A)	17,000	21,058

		76,668

Israel — 1.4%
Check Point Software Technologies *	225	23,268
Taro Pharmaceutical Industries *	70	7,118

		30,386

Italy — 2.3%
Ferrari	200	23,848
Snam	1,620	7,882
Telecom Italia *	18,900	17,017

		48,747

Japan — 24.4%
Asahi Glass	200	8,775
Asahi Group Holdings	200	10,060
Astellas Pharma	400	5,276
Bandai Namco Holdings	300	9,783
Brother Industries	300	7,670
Central Japan Railway	100	18,915
Daiwa House Industry	300	11,830
Fuji Electric	2,000	16,451
FUJIFILM Holdings	200	7,676
Fujitsu	2,000	14,727
Hitachi Chemical	300	7,648

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL EQUITY FUND
JANUARY 31, 2018 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value

Japan — (continued)
Honda Motor	300	$10,514
Hoya	500	25,506
JTEKT	600	10,684
Kajima	1,000	9,884
Kao	400	27,711
KDDI	800	20,174
Kirin Holdings	1,000	24,924
Konami Holdings	100	5,716
Lion	500	9,371
MEIJI Holdings	100	8,363
Miraca Holdings	100	4,580
Mitsubishi	800	22,350
Mitsubishi Electric	600	10,951
Mitsubishi Gas Chemical	500	14,106
Mixi	100	4,411
MS&AD Insurance Group Holdings	600	20,395
Nippon Telegraph & Telephone	100	4,755
Obayashi	1,200	14,421
ORIX	900	16,777
Shionogi	500	27,651
Sompo Holdings	200	7,999
Sumitomo	600	10,327
Sumitomo Chemical	4,000	29,313
Sumitomo Dainippon Pharma	400	5,906
Teijin	400	8,834
Toho	200	6,760
Tokyo Electron	100	18,741
Yamaha	400	16,470

		516,405

Luxembourg — 0.5%
Ternium ADR	310	10,574

Netherlands — 2.4%
ABN AMRO Group (A)	660	22,363
ING Groep	380	7,468
Koninklijke Ahold Delhaize	380	8,478
Randstad Holding	175	12,358

		50,667

Norway — 0.4%
Marine Harvest *	470	8,136

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL EQUITY FUND
JANUARY 31, 2018 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value

Singapore — 0.2%
Genting Singapore	4,000	$4,116

South Korea — 2.1%
KB Financial Group ADR *	335	20,994
Samsung Electronics GDR	11	12,851
SK Telecom	40	9,945

		43,790

Spain — 3.4%
Aena (A)	110	23,961
Red Electrica	940	19,922
Repsol	1,460	27,471

		71,354

Sweden — 1.8%
Atlas Copco, Cl A	380	17,819
Skandinaviska Enskilda Banken, Cl A	1,550	19,580

		37,399

Switzerland — 6.2%
Adecco Group	70	5,761
Baloise Holding	60	9,818
LafargeHolcim*	260	15,923
Nestle	240	20,737
Novartis	250	22,616
Partners Group Holding	15	11,660
Roche Holding	48	11,833
Straumann Holding	6	4,583
Swiss Life Holding	56	21,028
Swisscom	13	7,101

		131,060

United Kingdom — 17.0%
3i Group	3,180	42,054
Auto Trader Group (A)	2,160	11,044
Barclays	6,050	17,175
Carnival	190	13,408
Diageo	440	15,821
GlaxoSmithKline	1,710	32,059

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL EQUITY FUND
JANUARY 31, 2018 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value

United Kingdom — (continued)
Glencore	1,380	$7,910
HSBC Holdings	1,750	18,663
ITV	4,000	9,485
Legal & General Group	2,000	7,684
Lloyds Banking Group	37,600	37,108
Persimmon	560	19,894
Petrofac	1,620	12,182
Reckitt Benckiser Group	210	20,284
RELX	830	18,361
Taylor Wimpey	2,450	6,630
Tesco	4,000	11,870
Unilever	630	35,780
WPP	1,190	21,593

		359,005

United States — 0.3%
ICON ADR *	60	6,571

TOTAL COMMON STOCK (Cost $1,803,418)		2,118,520

EXCHANGE TRADED FUND — 1.3%
iShares MSCI EAFE ETF (Cost $21,870)	367	27,099

TOTAL INVESTMENTS — 101.5% (Cost $1,825,288)		$2,145,619

Percentages are based on Net Assets of $2,113,914.

*	Non-income producing security.
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On January 31, 2018, the value of these securities amounted to $106,012 ($ Thousands), representing 5% of the net assets of the Fund.
‡	Real Estate Investment Trust

ADR	American Depositary Receipt
Cl	Class
EAFE	Europe, Australia and Far East
GDR	Global Depositary Receipt
MCSI	Morgan Stanley Capital International

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL EQUITY FUND
JANUARY 31, 2018 (UNAUDITED)

As of January 31, 2018, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

There were no transfers between Level 1 and Level 2 assets for the period ended January 31, 2018. For the period ended January 31, 2018, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL EQUITY FUND
JANUARY 31, 2018 (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments, at Value (Cost $1,825,288)	$2,145,619
Foreign Currency, at Value (Cost $4)	4
Cash	13,819
Receivable from Investment Adviser	31,388
Reclaim Receivable	2,210
Dividend and Interest Receivable	1,048
Prepaid Expenses	16,912

Total Assets	2,211,000

Liabilities:
Distribution Fees Payable (Investor Shares)	43
Payable due to Trustees	476
Chief Compliance Officer Fees Payable	2,018
Payable due to Administrator	9,767
Other Accrued Expenses	84,782

Total Liabilities	97,086

Net Assets	$2,113,914

Net Assets Consist of:
Paid-in Capital	$1,793,070
Distribution in Excess of Net Investment Income	(14,792)
Accumulated Net Realized Gain on Investments and Foreign Currency Transactions	15,061
Net Unrealized Appreciation on Investments	320,331
Net Unrealized Appreciation on Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	244

Net Assets	$2,113,914

Institutional Shares:
Net Assets	$1,771,215
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	144,622

Net Asset Value, Offering and Redemption Price Per Share	$12.25

Investor Shares:
Net Assets	$342,699
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	28,025

Net Asset Value, Offering and Redemption Price Per Share	$12.23

*	Redemption price may vary depending on length of time shares are held.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL EQUITY FUND
FOR THE PERIOD ENDED
JANUARY 31, 2018 (UNAUDITED)

STATEMENT OF OPERATIONS

Investment Income:
Dividends	$16,423
Less: Foreign Taxes Withheld	(1,323)

Total Investment Income	15,100

Expenses:
Administration Fees	57,136
Investment Advisory Fees	9,227
Trustees’ Fees	7,637
Chief Compliance Officer Fees	2,955
Distribution Fees (Investor Shares)	126
Transfer Agent Fees	36,045
Legal Fees	28,819
Registration and Filing Fees	16,591
Custodian Fees	15,820
Offering Costs (See Note 2)	14,973
Printing Fees	13,166
Audit Fees	12,289
Insurance and Other Expenses	26,089

Total Expenses	240,873

Less:
Investment Advisory Fee Waived	(9,227)
Reimbursement of Expenses from Investment Adviser	(222,281)

Net Expenses	9,365

Net Investment Income	5,735

Net Realized Gain (Loss) on:
Investments	25,854
Foreign Currency Transactions	395

Net Realized Gain	26,249

Net Unrealized Appreciation (Depreciation) on:
Investments	145,428
Foreign Currency Translation	106

Net Unrealized Appreciation	145,534

Net Realized and Unrealized Gain on Investments and Foreign Currency Transactions	171,783

Net Increase in Net Assets Resulting from Operations	$177,518

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS
	Six-Months Ended January 31, 2018 (Unaudited)	Period Ended July 31, 2017(1) (Audited)

Operations:
Net Investment Income	$5,735	$19,671
Net Realized Gain on Investments and Foreign Currency Transactions	26,249	13,962
Net Unrealized Appreciation on Investments and Foreign Currency Translation	145,534	175,041

Net Increase in Net Assets Resulting From Operations	177,518	208,674

Dividends from Net Investment Income
Institutional Shares	(34,282)	—
Investor Shares	(6,589)	—
Distributions from Capital Gains
Institutional Shares	(20,535)	—
Investor Shares	(3,985)	—

Total Dividends and Distributions	(65,391)	—

Capital Share Transactions:
Institutional Shares
Issued	1,217,001	1,425,140
Reinvestment of Distributions	54,816	—
Redeemed	(1,214,797)	—

Net Institutional Shares Transactions	57,020	1,425,140

Investor Shares
Issued	200,241	100,139
Reinvestment of Distributions	10,573	—

Net Investor Shares Transactions	210,814	100,139

Net Increase in Net Assets From Capital Share Transactions	267,834	1,525,279

Total Increase in Net Assets	379,961	1,733,953

Net Assets:
Beginning of Period	1,733,953	—

End of Period (including Undistributed/(Distribution in Excess of)) Net Investment Income of $(14,792) and $20,344, respectively)	$2,113,914	$1,733,953

(1)	The Fund commenced operations on September 30, 2016.
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL EQUITY FUND
JANUARY 31, 2018 (UNAUDITED)

	Six-Months Ended January 31, 2018 (Unaudited)	Period Ended July 31, 2017(1) (Audited)

Shares Transactions:
Institutional Shares
Issued	102,509	139,789
Reinvestment of Distributions	4,646	—
Redeemed	(102,322)	—

Total Institutional Shares Transactions	4,833	139,789

Investor Shares
Issued	17,114	10,014
Reinvestment of Distributions	897	—
Total Investor Shares Transactions	18,011	10,014

Net Increase in Shares Outstanding From Share Transactions	22,844	149,803

(1)	The Fund commenced operations on September 30, 2016.
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios For a Share Outstanding

			Institutional Shares
	Six Months Ended January 31, 2018 (Unaudited)		Period Ended January 31, 2017(1) (Audited)
Net Asset Value, Beginning of Year/Period	$11.58		$10.00

Income (Loss) from Investment Operations:
Net Investment Income*	0.04		0.15
Net Realized and Unrealized Gain (Loss)	1.02		1.43

Total from Investment Operations	1.06		1.58

Dividends and Distributions:
Net Investment Income	(0.24)		—
Capital Gains	(0.15)		—

Total Dividends and Distributions	(0.39)		—

Net Asset Value, End of Year/Period	$12.25		$11.58

Total Return†	9.30%		15.80%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$1,771		$1,618
Ratio of Expenses to Average Net Assets	0.95	%††	0.95	%††
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	25.01	%††	31.81	%††
Ratio of Net Investment Income to Average Net Assets	0.62	%††	1.80	%††
Portfolio Turnover Rate	23	%‡	145	%‡

*	Per share calculations were performed using average shares for the period.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares
††	Annualized
‡	Portfolio turnover is for the period indicated and has not been annualized.
(1)	The Fund commenced operations on September 30, 2016.
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios For a Share Outstanding

			Investor Shares
	Six Months Ended January 31, 2018 (Unaudited)		Period Ended January 31, 2017(1) (Audited)
Net Asset Value, Beginning of Year/Period	$11.56		$10.00

Income (Loss) from Investment Operations:
Net Investment Income*	0.04		0.14
Net Realized and Unrealized Gain (Loss)	1.02		1.42

Total from Investment Operations	1.06		1.56

Dividends and Distributions:
Net Investment Income	(0.24)		—
Capital Gains	(0.15)		—

Total Dividends and Distributions	(0.39)		—

Net Asset Value, End of Year/Period	$12.23		$11.56

Total Return†	9.29%		15.60%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$343		$116
Ratio of Expenses to Average Net Assets	1.05	%††	1.10	%††
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	25.11	%††	33.23	%††
Ratio of Net Investment Income to Average Net Assets	0.43	%††	1.68	%††
Portfolio Turnover Rate	23	%‡	145	%‡

*	Per share calculations were performed using average shares for the period.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares
††	Annualized
‡	Portfolio turnover is for the period indicated and has not been annualized.
(1)	The Fund commenced operations on September 30, 2016.
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL EQUITY FUND
JANUARY 31, 2018 (UNAUDITED)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 17 funds. The financial statements herein are those of the Strategic Global Advisors Fund (the “Fund”). The investment objective of the Fund is to seek total return, consisting of current income and long-term capital appreciation. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. The Fund invests in at least three countries, and invests at least 40% of its total assets in securities of non-U.S. companies. The Fund is classified as a diversified investment company. Strategic Global Advisors, LLC serves as the Fund’s investment adviser (the “Adviser”). The Fund currently offers Institutional Shares and Investor Shares. The Fund commenced operations on September 30, 2016. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2. Significant Accounting Policies:

The following is a summary of the Significant Accounting Policies followed by the Fund.

Use of Estimates — The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL EQUITY FUND
JANUARY 31, 2018 (UNAUDITED)

market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s fair value procedures are implemented through a fair value committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called.

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL EQUITY FUND
JANUARY 31, 2018 (UNAUDITED)

The Fund uses MarkIt Fair Value (“MarkIt”) as a third party fair valuation vendor. MarkIt provides a fair value for foreign securities in the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by MarkIt in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values its non- U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by MarkIt. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by MarkIt are not reliable, the Adviser contacts the Administrator and can request that a meeting of the Committee be held.

If a local market in which the Fund owns securities is closed for one or more days, the Fund shall value all securities held in that corresponding currency based on the fair value prices provided by MarkIt using the predetermined confidence interval discussed above.

In accordance with U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL EQUITY FUND
JANUARY 31, 2018 (UNAUDITED)

prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended January 31, 2018, there have been no significant changes to the Fund’s fair valuation methodology.

Federal Income Taxes — It is the Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended January 31, 2018, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any significant interest or penalties.

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL EQUITY FUND
JANUARY 31, 2018 (UNAUDITED)

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.

Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Any realized or unrealized gains (losses) during the period are presented on the Statement of Operations. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL EQUITY FUND
JANUARY 31, 2018 (UNAUDITED)

these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default. As of January 31, 2018, the Fund had no open forward foreign currency contracts.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — The Fund distributes substantially all of its net investment income annually. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

Deferred Offering Costs — Offering costs, including costs of printing initial prospectus, legal and registration fees, are amortized over twelve-months from inception of the Fund.

Redemption Fees — The Fund retains a redemption fee of 2.00% on redemptions of capital shares held for less than ninety days. For the period ended January 31, 2018, the Fund did not retain any fees. Fees collected are retained by the Fund for the benefit of the remaining shareholders and are included in capital shares transactions in the Statement of Changes in Net Assets.

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly-owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Fund.

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL EQUITY FUND
JANUARY 31, 2018 (UNAUDITED)

For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the period ended January 31, 2018, the Fund paid $57,136 for these services.

The Fund has adopted the Distribution Plan (the “Plan”) for the Investor Shares. Under the Plan, the Distributor, or third parties that enter into agreements with the Distributor, may receive up to 0.25% of the Fund’s average daily net assets attributable to Investor Shares. Under the Plan, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries, such as banks, savings and loan associations and insurance companies, including, without limit, investment counselors, broker-dealers and the Distributor’s affiliates and subsidiaries (collectively, “Agents”), as compensation for services and reimbursement of expenses incurred in connection with distribution assistance. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution expenses incurred by the Distributor or the amount of payments made to other financial institutions and intermediaries. The Trust intends to operate the Plan in accordance with its terms and with the Financial Industry Regulatory Authority (“FINRA”) rules concerning sales charges.

The Fund has adopted a shareholder servicing plan (the “Service Plan”) under which a shareholder servicing fee of up to 0.25% of average daily net assets of Investor Shares of the Fund will be paid to other service providers. Certain brokers, dealers, banks, trust companies and other financial representatives receive compensation from the Fund for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the Fund that are serviced by the financial representative. Such fees are paid by the Fund to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Fund’s transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by the Adviser. These fees are disclosed on the Statement of Operations as Shareholder Servicing Fees.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL EQUITY FUND
JANUARY 31, 2018 (UNAUDITED)

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Fund at a fee calculated at an annual rate of 0.95% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce its fees and/or reimburse expenses to the extent necessary to keep total annual fund operating expenses (excluding interest, taxes, brokerage commissions, 12b-1 fees, acquired fund fees and expenses and non-routine expenses (collectively, “excluded expenses”)) for Institutional Shares and Investor Shares from exceeding certain levels as set forth below until November 30, 2018 (each, a “contractual expense limit”). This agreement may be terminated by: (i) the Board, for any reason at any time; or (ii) the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on November 30, 2018. (the “Expense Limitation”). The Adviser may recover all or a portion of its fee reductions or expense reimbursements, up to the expense cap in place at the time the expenses were waived, within a three-year period from the year in which it reduced its fee or reimbursed expenses if the Fund’s total annual fund operating expenses are below the Expense Limitation. As of January 31, 2018, the fees which were previously waived and reimbursed to the Fund by the Adviser which may be subject to possible future reimbursement, up to the expense cap in place at the time the expenses were waived and reimbursed to the Fund, to the Adviser were $125,393 expiring in 2020.

6. Investment Transactions:

For the period ended January 31, 2018, the Fund made purchases of $652,119 and sales of $445,707 in investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

7. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL EQUITY FUND
JANUARY 31, 2018 (UNAUDITED)

As of July 31, 2017, the components of Distributable Earnings on a tax basis were as follows:

Undistributed Ordinary Income	$47,279
Unrealized Appreciation	161,436
Other Temporary Differences	2

Total Distributable Earnings	$208,717

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held (excluding foreign currency) by the Fund at January 31, 2018, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$1,825,288	$355,554	$(35,223)	$320,331

8. Concentration of Risks:

As with all management investment companies, a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”) and ability to meet its investment objective. (Please refer to the fund’s prospectus for a description of each of the Fund’s principal risks.)

Equity Risk — Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign Company Risk — Investing in foreign companies, including direct investments and investments through depositary receipts, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the U.S. Securities of foreign companies may not be registered with the U.S. Securities and Exchange

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL EQUITY FUND
JANUARY 31, 2018 (UNAUDITED)

Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. While depositary receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in depositary receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

Foreign Currency Risk — As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedged positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

ETFs Risk — ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. and non-U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent that the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the index on which an index ETF is based or the other holdings of an active or index ETF, and the value of the Fund’s investment will fluctuate in response to the performance of the underlying index or holdings. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying Fund expenses.

New Fund Risk — Because the Fund is new, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL EQUITY FUND
JANUARY 31, 2018 (UNAUDITED)

9. Other:

At January 31, 2018, the percentage of total shares outstanding, held by shareholders owning 10% or greater of the aggregate total shares outstanding, for each Fund, which are comprised of individual shareholders and omnibus accounts that are held on behalf of various individual shareholders was as follows:

	No. of Shareholders	% Ownership
Institutional Shares	2	96%
Investor Shares	2	100%

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

10. Regulatory Matters

In October 2016, the SEC adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amended Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. As of August 1, 2017, management has implemented the amendments to Regulation S-X, which did not have a material impact on the Fund’s financial statements and related disclosures or impact the Fund’s net assets or results of operations.

11. Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of January 31, 2018.

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL EQUITY FUND
JANUARY 31, 2018 (UNAUDITED)

DISCLOSURE OF FUND EXPENSES

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for Fund management, administrative services, and shareholder reports such as this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from August 1, 2017 to January 31, 2018.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the SEC requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL EQUITY FUND
JANUARY 31, 2018 (UNAUDITED)

DISCLOSURE OF FUND EXPENSES (Concluded)

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 8/01/17	Ending Account Value 1/31/18	Annualized Expense Ratios	Expenses Paid During Period*
Institutional Shares
Actual Portfolio Return	$1,000.00	$1,093.00	0.95%	$5.01

Hypothetical 5% Return	1,000.00	1,020.42	0.95	4.84
Investor Shares
Actual Portfolio Return	$1,000.00	$1,092.90	1.05%	$5.54

Hypothetical 5% Return	1,000.00	1,019.91	1.05	5.35

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL EQUITY FUND
JANUARY 31, 2018 (UNAUDITED)

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement (the “Agreement”) must be approved: (i) by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the members of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund III (the “Trust”) who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

A Board meeting was held on June 23, 2016 to decide whether to approve the Agreement for an initial two-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the meeting, to help them decide whether to approve the Agreement for an initial two-year term.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s proposed advisory fee to be paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (vii) the Adviser’s policies on and compliance procedures for personal securities transactions; (viii) the Adviser’s investment experience; (ix) the Adviser’s rationale for introducing the Fund as well as the Fund’s proposed objective and strategy; and (x) the Adviser’s performance in managing similar accounts.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the meeting to help the Trustees evaluate the Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive session outside the presence of Fund management and the Adviser.

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL EQUITY FUND
JANUARY 31, 2018 (UNAUDITED)

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, approved the Agreement. In considering the approval of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Adviser; and (ii) the fees to be paid to the Adviser, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services to be provided by the Adviser, the Board reviewed the portfolio management services to be provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the proposed Agreement. The Trustees also reviewed the Adviser’s proposed investment and risk management approaches for the Fund. The most recent investment adviser registration form (“Form ADV”) for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services to be provided by the Adviser to the Fund.

The Trustees also considered other services to be provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services to be provided to the Fund by the Adviser would be satisfactory.

Costs of Advisory Services

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the proposed advisory fee to be paid to the Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fees to those paid by a peer group of mutual funds as classified by Lipper, an independent provider of investment company data. The Trustees reviewed pro forma fee and expense information, as well as the management fees charged by the Adviser to other clients with comparable mandates. The Trustees

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL EQUITY FUND
JANUARY 31, 2018 (UNAUDITED)

considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services expected to be rendered by the Adviser. The Board also considered the Adviser’s commitment to managing the Fund and its willingness to enter into an expense limitation and fee waiver arrangement with the Fund.

Because the Fund was new and had not commenced operations, it did not yet have an investment performance record and it was not possible to determine the profitability that the Adviser might achieve with respect to the Fund or the extent to which economies of scale would be realized by the Adviser as the assets of the Fund grow. Accordingly, the Trustees did not make any conclusions regarding the Fund’s investment performance, the Adviser’s profitability, or the extent to which economies of scale would be realized by the Adviser as the assets of the Fund grow, but will do so during future considerations of the Agreement.

Approval of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees to be paid thereunder, were fair and reasonable and agreed to approve the Agreement for an initial term of two years. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Strategic Global Advisors Funds

P.O. Box 219009

Kansas City, MO 64121-9009

1-866-778-6397

Investment Adviser:

Strategic Global Advisors, LLC

100 Bayview Circle

Suite 650

Newport Beach, CA 92660

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

SGA-SA-001-0200

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Items 13.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: April 10, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: April 10, 2018

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller & CFO

Date: April 10, 2018